EARNINGS (LOSSES) PER SHARE	12 Months Ended
Dec. 31, 2025
EARNINGS (LOSSES) PER SHARE
EARNINGS (LOSSES) PER SHARE

12. EARNINGS (LOSSES) PER SHARE

The calculation of earnings (losses) per share is as follows:

	Year ended December 31,
	2023	2024	2025
Numerator used in basic and diluted earnings (losses) per share:
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders—basic	$429,545	$(345,215)	$(170,514)
Diluted losses from the subsidiary	(237)	—	—
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders—diluted	$429,308	$(345,215)	$(170,514)
Denominator used in diluted earnings (losses) per share:
Weighted average number of ordinary shares outstanding used in computing earnings (losses) per share-basic	373,586,004	330,800,038	336,756,038
Plus: Dilutive effects of share options	88,479	—	—
Dilutive effects of RSUs	1,143,193	—	—
Weighted average number of ordinary shares outstanding used in computing earnings (losses) per share—diluted	374,817,676	330,800,038	336,756,038

Basic earnings (losses) per share	$1.15	$(1.04)	$(0.51)

Diluted earnings (losses) per share	$1.15	$(1.04)	$(0.51)

Diluted earnings (losses) per share does not include the following instruments as their inclusion would be antidilutive:

	Year ended December 31,
	2023	2024	2025
Non-vested RSUs	11,406,944	4,571,052	—
Subsidiary’s Share Incentive Plan	799,366	—	—
Total	12,206,310	4,571,052	—